SCHEDULE OF INCOME TAX RATE (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
PRC statutory income tax rate		25.00%	25.00%
Effect of income tax holiday		(1.00%)	(10.00%)
Tax rate differential on entities not subject to PRC income		(0.60%)	0.00%
R&D additional deduction		(0.50%)	0.00%
Non-deductible expenses in the PRC		(2.70%)	(0.20%)
Effective tax rate	21.00%	20.20%	14.80%